UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: May 31, 2003

Date of reporting period: May 31, 2003

ITEM 1.    REPORT TO SHAREHOLDERS

Wells Fargo Funds

Wells Fargo WealthBuilder Portfolios

Annual Report

Wells Fargo WealthBuilder Growth Balanced Portfolio

Wells Fargo WealthBuilder Growth and Income Portfolio

Wells Fargo WealthBuilder Growth Portfolio

May 31, 2003

STOCK FUNDS

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

This page is intentionally left blank —

WEALTHBUILDER PORTFOLIOS

DEAR VALUED SHAREHOLDER,

We are pleased to present you with this annual report for the 12-month period ended May 31, 2003. This report provides information regarding the three Wells Fargo WealthBuilder Portfolios, and economic and market commentary covering the period.

The economy’s attempts at a recovery were hindered on multiple fronts during the reporting period. The initial threat and eventual reality of war in Iraq and a related spike in oil prices, combined with weak business confidence and a drop in consumer sentiment continued to drag down the economy, bringing interest rates to a 45-year low and creating volatility in equity markets. The economy’s disappointing recovery from war-related uncertainties was due, in part, to a vicious circle created by limited pent-up consumer demand, modest sales gains, and weak pricing power that kept a lid on business hiring and investment spending. Housing continued to pull the economy along, fueled by historically low mortgage rates that boosted affordability. While car sales levels were impressive, consumers were beginning to respond less to increasingly aggressive incentives. Other consumer spending was suppressed by job worries and by income growth that slowed to a rate of less than 1% in the last three months of the reporting period. The economy received help from the dollar’s decline in the foreign exchange market, which improved U.S. competitiveness and boosted U.S. companies’ foreign earnings as such earnings were converted to dollars.

EQUITIES STAGE RALLY

Even as the economy struggled with a lackluster recovery during the period, stocks and bonds both were driven higher by an unusual alignment of deflation-driven declines in interest rates and investment-related and other tax cuts. During the final months of the reporting period, equities staged a powerful, broad-based rally. Market optimism and a more favorable earnings outlook drove the less-liquid, smaller-cap stocks to the lead. After lagging value stocks for much of the past three years, growth stocks began to take a leadership position in the first few months of 2003, narrowing the wide performance advantage that value stocks had established during the bear market.

Bonds fared well during the reporting period. The Federal Reserve Board’s concern over the economic outlook further fueled a bond rally already being propelled by disappointing growth and deflation fears. After finishing 2002 with its second double-digit gain in three years, the Lehman Brothers Aggregate Bond Index (the Index), which consists of investment-grade, taxable bonds, got off to a strong start during the first five months of 2003. The Index’s return of more than 4% during the January-May period was more than a percentage point greater than its gain during the same period in 2002. Through the end of the reporting period, longer-term yields led the way downward, narrowing the sizable gap between them and short-term interest rates.

TACTICAL ASSET ALLOCATION MODEL INDICATES SHIFT

The Tactical Asset Allocation (TAA) Model determines the proportion of assets invested in stock or bond mutual funds in the WealthBuilder Growth Balanced Portfolio. TAA employs a disciplined process to shift the allocation in the Portfolio, overweighting in stocks or bonds when a compelling opportunity exists to improve the Portfolio’s risk and return profile. The TAA Model has maintained a 15% overweighting in stocks since June 24, 2002, when the probability of stocks outperforming bonds signified such a shift. We generally limit tactical asset allocation shifts to 15%  of the Portfolio to avoid straying too far from the long-term strategic allocation.

For the WealthBuilder Growth Portfolio, there were no changes in the Tactical Equity Allocation (TEA) Model allocation during the 12-month period.

The target allocation for the WealthBuilder Growth and Income Portfolio is not model-driven and remained constant.

Thank you for choosing Wells Fargo Funds. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

WEALTHBUILDER PORTFOLIOS	PERFORMANCE HIGHLIGHTS

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

INVESTMENT OBJECTIVE

The Wells Fargo WealthBuilder Growth Balanced Portfolio (the Portfolio) seeks a balance of capital appreciation and current income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Galen Blomster, CFA

INCEPTION DATE

10/1/97

PERFORMANCE HIGHLIGHTS

The Portfolio returned (8.10)%1 for the 12-month period ended May 31, 2003, excluding sales charges, underperforming the S&P 500 Index2, which returned (8.07)% and the Lehman Brothers U.S. Government/Credit Index3, which returned 14.57% during the same period.

The assets of the WealthBuilder Growth Balanced Portfolio were invested in 12 different stock and bond mutual funds as of May 31, 2003. The bond investing styles included government, agency, mortgage-backed, corporate and international holdings. The stock investing styles included large company growth, large company value, small company and international holdings. Of the 12 mutual funds in the Portfolio, six were Wells Fargo Funds, one was from the Putnam Fund family, two were managed by AIM, one by Dreyfus, one by American Express (AXP) and one by Massachusetts Financial Services (MFS). There were no changes in the Portfolio’s holdings during the period.

The Portfolio uses the Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds when a compelling opportunity exists. We overweight in equities when the probability of stocks outperforming bonds signifies such a change, which occurred on June 24, 2002. The TAA Model has maintained a 15% overweight in stocks since that date. The Portfolio employed a hedged futures overlay transaction – a risk management strategy – to implement the shift, thus keeping the Portfolio’s underlying assets near their long-term strategic allocation of 65% stocks and 35% bonds. With the shift toward stocks, the Portfolio maintained a long position in S&P 500 Index futures and was short in the long-term U.S. Treasury bond futures. With the futures overlay, the Portfolio had an effective target allocation of 80% stocks and 20% bonds. We intend to maintain an equity bias until the probability of stocks outperforming bonds declines to 55 percent or less.

With bonds outperforming stocks during the 12-month period, the 15% TAA shift toward stocks did not add value to the Portfolio over the period. The current shift toward stocks is the fifth TAA shift in the last five years. Each of the previous four TAA shifts was successful in adding value. We continue to believe that our discipline of shifting toward the cheaper asset at compelling opportunities may be effective in adding value in the months ahead.

STRATEGIC OUTLOOK

While stock prices recovered nicely late in the period, bond yields have plummeted over the past year. As a result, we are at an unprecedented valuation gap between stocks and bonds, with stocks even more compelling relative to bonds than when we made the shift toward stocks in June of 2002. The Portfolio is expected to remain overweighted in stocks until the relative valuation between stocks and bonds returns to a more normal environment.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s Adviser has committed through September 30, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio’s returns would have been lower.

Performance shown for the Wells Fargo WealthBuilder Growth Balanced Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Balanced Portfolio, its predecessor portfolio. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. The maximum front-end sales charge is 1.50%.

PERFORMANCE HIGHLIGHTS	WEALTHBUILDER PORTFOLIOS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MAY 31, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	Life of Portfolio	1-Year	5-Year	Life of Portfolio

Wells Fargo WealthBuilder Growth Balanced Portfolio	(9.48)	0.27	1.67	(8.10)	0.57	1.94

Benchmarks

S&P 500 Index[2]				(8.07)	(1.07)	1.74

Lehman Brothers U.S. Government/Credit Index[3]				14.57	8.14	8.33

PORTFOLIO CHARACTERISTICS (AS OF MAY 31, 2003)

Portfolio Turnover	48%

Net Asset Value (NAV)	$9.68

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD[4] (AS OF MAY 31, 2003)

Wells Fargo Intermediate Government Income Fund	12.42%

Wells Fargo Income Fund	11.47%

AIM Basic Value Fund	10.35%

Wells Fargo Equity Income Portfolio	10.25%

AIM Blue Chip Fund	10.22%

Wells Fargo Large Company Growth Portfolio	9.22%

Wells Fargo Small Cap Growth Fund	7.23%

Wells Fargo International Equity Portfolio	7.05%

Dreyfus Emerging Leaders Fund	6.17%

Putnam International Equity Fund	6.06%

MFS High Income Fund	4.79%

AXP Global Bond Fund	4.77%

WEALTHBUILDER GROWTH BALANCED PORTFOLIO ALLOCATION4 (AS OF MAY 31, 2003)

GROWTH OF $10,000 INVESTMENT5

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an index.

4   Portfolio holdings are subject to change.

5   The chart compares the performance of the Wells Fargo WealthBuilder Growth Balanced Portfolio for the life of the Portfolio with the S&P 500 Index and the Lehman Brothers U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WEALTHBUILDER PORTFOLIOS	PERFORMANCE HIGHLIGHTS

WEALTHBUILDER GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE

The Wells Fargo WealthBuilder Growth and Income Portfolio (the Portfolio) seeks long-term capital appreciation with a secondary emphasis on income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Galen Blomster, CFA

INCEPTION DATE

10/1/97

PERFORMANCE HIGHLIGHTS

The Portfolio returned (13.14)%1 for the 12-month period ended May 31, 2003, excluding sales charges, underperforming its benchmark, the S&P 500 Index2, which returned (8.07)%.

The assets of the WealthBuilder Growth and Income Portfolio were invested in eight different equity mutual funds at the end of the period. The Portfolio seeks enhanced performance with reduced volatility through diversification among different equity investing styles. Accordingly, at May 31, 2003, 29.91% of the Portfolio’s assets were invested in the large company growth style, 30.11% in the large company value style, 20.18% in the small company growth style and 19.80% in the international style. Of the eight mutual funds in the Portfolio, four were Wells Fargo Funds, one was from the Putnam Fund family, two were managed by AIM and one by Dreyfus. There were no changes in the Portfolio’s holdings during the year.

We continued to witness substantial stock market volatility over the 12 months ended May 31, 2003. The overall stock market was down during the period, which included all major equity styles. While there was no sustainable price leadership among the equity styles during the year, relative performance made a full rotation from international, small cap and value to domestic, large cap and growth, and back again. The “flight to safety” by investors during much of the year hurt international equity returns, despite a weaker dollar. Economic policy remains in an expansionary mode, including a much lower dollar, much lower long-term interest rates, and fiscal stimulus, which now includes a tax cut package. This environment may result in a marked improvement in the domestic economy over the next 12 months. The underperformance of the Portfolio over the most recent 12-month period, relative to the S&P 500 Index, was due, in part, to the weakness in international stocks and underperformance by several of the mutual funds held by the Portfolio.

STRATEGIC OUTLOOK

During heightened equity market volatility and rapid changes in market leadership, as we have seen over the past several years, maintaining a long-term strategic asset allocation with broad diversification may prove most beneficial.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s Adviser has committed through September 30, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio’s returns would have been lower.

Performance shown for the Wells Fargo WealthBuilder Growth and Income Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth and Income Portfolio, its predecessor portfolio. Effective the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. The maximum front-end sales charge is 1.50%.

PERFORMANCE HIGHLIGHTS	WEALTHBUILDER PORTFOLIOS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MAY 31, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	Life of Portfolio	1-Year	5-Year	Life of Portfolio

Wells Fargo WealthBuilder Growth and Income Portfolio	(14.45)	(3.14)	(1.16)	(13.14)	(2.84)	(0.90)

Benchmark

S&P 500 Index[2]				(8.07)	(1.07)	1.74

PORTFOLIO CHARACTERISTICS (AS OF MAY 31, 2003)

Portfolio Turnover	30%

Net Asset Value (NAV)	$8.79

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD[3] (AS OF MAY 31, 2003)

AIM Basic Value Fund	15.09%

Wells Fargo Equity Income Portfolio	15.01%

Wells Fargo Large Company Growth Portfolio	14.97%

AIM Blue Chip Fund	14.94%

Wells Fargo Small Cap Growth Fund	10.11%

Dreyfus Emerging Leaders Fund	10.07%

Wells Fargo International Equity Portfolio	9.92%

Putnam International Equity Fund	9.89%

WEALTHBUILDER GROWTH AND INCOME PORTFOLIO ALLOCATION3 (AS OF MAY 31, 2003)

GROWTH OF $10,000 INVESTMENT4

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3    Portfolio holdings are subject to change.

4   The chart compares the performance of the Wells Fargo WealthBuilder Growth and Income Portfolio for the life of the Portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WEALTHBUILDER PORTFOLIOS	PERFORMANCE HIGHLIGHTS

WEALTHBUILDER GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

The Wells Fargo WealthBuilder Growth Portfolio (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Galen Blomster, CFA

INCEPTION DATE

10/1/97

PERFORMANCE HIGHLIGHTS

The Portfolio returned (15.44)%1 for the 12-month period ended May 31, 2003, excluding sales charges, underperforming its benchmark, the S&P 500 Index2, which returned (8.07)% during the period.

The assets of the WealthBuilder Growth Portfolio were invested in eight different equity mutual funds. The proportion of assets in different equity styles is determined by a proprietary investment strategy called the Tactical Equity Allocation (TEA) Model, which seeks to enhance performance by shifting emphasis between equity styles depending upon market conditions. Accordingly, at May 31, 2003, 5.18% of the assets were invested in the large company growth style, 20.45% in the large company value style, 24.72% in the small company growth style and 49.65% in the international style. Of the eight mutual funds in the Portfolio, four were Wells Fargo Funds, one was from the Putnam Fund family, two were managed by AIM and one by Dreyfus. There were no changes in the Portfolio’s holdings during the period.

We continued to witness substantial stock market volatility over the 12 months ended May 31, 2003. The overall stock market was down during the period, with all major equity styles participating in the decline. While there was no sustainable price leadership among the equity styles during the year, relative performance made a full rotation from international, small cap and value to domestic, large cap and growth, and back again. The “flight to safety” by investors during much of the year hurt international equity returns, despite a weaker dollar. The underperformance of the Portfolio over the most recent 12-month period, relative to the S&P 500 Index, was due to the weakness in international stocks and underperformance by several of the mutual funds held in the Portfolio.

The TEA Model allocation emphasized international, small cap and value throughout the 12-month period. To make a change in our asset allocation emphasis, we need to see a change in both relative momentum and fundamentals. Our measure of relative momentum shifted from international to domestic stocks over the final four months of the period. However, weakness in the dollar, which is fundamentally consistent with the international stock emphasis, prevented us from shifting back to a domestic stock emphasis by the end of the period. With the recent small cap stocks outperformance, relative momentum favored small cap stocks over large cap stocks. Relative momentum continued to favor value stocks over growth stocks. The trend of a steepening yield curve, which was in place since April 2001, was fundamentally consistent with our small cap and value emphasis.

STRATEGIC OUTLOOK

We expect to continue with an international, small cap, and value stock emphasis based on the asset allocation emphasis in the TEA Model. While this equity allocation emphasis is consistent with an economy that is in a cyclical recovery mode, changes in relative momentum and fundamentals will continue to guide the TEA Model allocation in the Portfolio.

1   Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s Adviser has committed through September 30, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio’s returns would have been lower.

Performance shown for the Wells Fargo WealthBuilder Growth Portfolio for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Portfolio, its predecessor portfolio. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. The maximum front-end sales charge is 1.50%.

PERFORMANCE HIGHLIGHTS	WEALTHBUILDER PORTFOLIOS

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MAY 31, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	Life of Portfolio	1-Year	5-Year	Life of Portfolio

Wells Fargo WealthBuilder Growth Portfolio	(16.71)	(2.95)	(0.93)	(15.44)	(2.66)	(0.67)

Benchmark

S&P 500 Index[2]				(8.07)	(1.07)	1.74

PORTFOLIO CHARACTERISTICS (AS OF MAY 31, 2003)

Portfolio Turnover	7%

Net Asset Value (NAV)	$9.42

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD[3] (AS OF MAY 31, 2003)

Putnam International Equity Fund	25.72%

Wells Fargo International Equity Portfolio	23.93%

Dreyfus Emerging Leaders Fund	13.07%

Wells Fargo Small Cap Growth Fund	11.65%

Wells Fargo Equity Income Portfolio	10.29%

AIM Basic Value Fund	10.17%

AIM Blue Chip Fund	2.69%

Wells Fargo Large Company Growth Portfolio	2.48%

WEALTHBUILDER GROWTH PORTFOLIO ALLOCATION3 (AS OF MAY 31, 2003)

GROWTH OF $10,000 INVESTMENT4

2   The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

3   Portfolio holdings are subject to change.

4   The chart compares the performance of the Wells Fargo WealthBuilder Growth Portfolio for the life of the Portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WEALTHBUILDER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MAY 31, 2003

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Shares	Security Description	Value

Investment Companies – 98.19%

Bond Funds – 9.38%

1,126,956	AXP Global Bond Fund	$7,595,682

2,058,202	MFS High Income Fund	7,635,930

		15,231,612

Affiliated Bond Funds – 23.46%

1,852,369	Wells Fargo Income Fund	18,264,360

1,691,502	Wells Fargo Intermediate Government Income Fund	19,790,571

		38,054,931

Stock Funds – 32.21%

668,884	AIM Basic Value Fund	16,494,691

1,645,337	AIM Blue Chip Fund	16,272,382

319,533	Dreyfus Emerging Leaders Fund	9,835,236

558,776	Putnam International Equity Fund	9,650,068

		52,252,377

Affiliated Stock Funds – 33.14%

N/A	Wells Fargo Equity Income Portfolio	16,324,756

N/A	Wells Fargo International Portfolio	11,235,363

N/A	Wells Fargo Large Company Growth Portfolio	14,683,264

976,516	Wells Fargo Small Cap Growth Fund	11,513,124

		53,756,507

Total Investment Companies (Cost $161,071,626)		159,295,427

Principal			Interest Rate		Maturity Date

Short-Term Investments – 1.27%

U.S. Treasury Bills – 1.27%

2,020,000	U.S. Treasury Bill#		1.20	ª	06/05/03	2,019,814

35,000	U.S. Treasury Bill#		1.14	ª	08/21/03	34,914

Total Short-Term Investments (Cost $2,054,709)						2,054,728

Total Investments in Securities (Cost $163,126,335)*		99.46%				$161,350,155

Other Assets and Liabilities, Net		0.54				879,053

Total Net Assets		100.00%				$162,229,208

ª	Yield to maturity
#	Securities pledged as collateral for futures transactions. (See note 2)
*	Cost for federal income tax purposes is $174,724,450 and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$5,404,552
Gross Unrealized Depreciation	(18,778,847)

Net Unrealized Depreciation	$(13,374,295)

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MAY 31, 2003	WEALTHBUILDER PORTFOLIOS

WEALTHBUILDER GROWTH & INCOME PORTFOLIO

Shares	Security Description	Value

Investment Companies – 98.57%

Stock Funds – 49.27%

279,718	AIM Basic Value Fund	$6,897,853

690,262	AIM Blue Chip Fund	6,826,687

149,430	Dreyfus Emerging Leaders Fund	4,599,444

261,792	Putnam International Equity Fund	4,521,150

		22,845,134

Affiliated Stock Funds – 49.30%

N/A	Wells Fargo Equity Income Portfolio	6,862,262

N/A	Wells Fargo International Portfolio	4,534,033

N/A	Wells Fargo Large Company Growth Portfolio	6,842,110

392,050	Wells Fargo Small Cap Growth Fund	4,622,273

		22,860,678

Total Investments in Securities (Cost $52,668,855)*	98.57%	$45,705,812

Other Assets and Liabilities, Net	1.43	664,060

Total Net Assets	100.00%	$46,369,872

*	Cost for federal income tax purposes is $56,057,812 and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$1,602,220
Gross Unrealized Depreciation	(11,954,220)

Net Unrealized Depreciation	$(10,352,000)

The accompanying notes are an integral part of these financial statements.

WEALTHBUILDER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MAY 31, 2003

WEALTHBUILDER GROWTH PORTFOLIO

Shares	Security Description	Value

Investment Companies – 100.02%

Stock Funds – 51.66%

298,678	AIM Basic Value Fund	$7,365,407

197,331	AIM Blue Chip Fund	1,951,607

307,724	Dreyfus Emerging Leaders Fund	9,471,737

1,079,207	Putnam International Equity Fund	18,637,903

		37,426,654

Affiliated Stock Funds – 48.36%

N/A	Wells Fargo Equity Income Portfolio	7,454,791

N/A	Wells Fargo International Portfolio	17,343,909

N/A	Wells Fargo Large Company Growth Portfolio	1,799,812

716,066	Wells Fargo Small Cap Growth Fund	8,442,414

		35,040,926

Total Investments in Securities (Cost $81,558,782)*	100.02%	$72,467,580

Other Assets and Liabilities, Net	(0.02)	(17,321)

Total Net Assets	100.00%	$72,450,259

*	Cost for federal income tax purposes is $84,971,083 and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$0
Gross Unrealized Depreciation	(12,503,503)

Net Unrealized Depreciation	$(12,503,503)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — MAY 31, 2003	WEALTHBUILDER PORTFOLIOS

	WealthBuilder Growth Balanced Portfolio	WealthBuilder Growth & Income Portfolio	WealthBuilder Growth Portfolio

ASSETS

INVESTMENTS:
In securities, at market value (see cost below)	$161,350,155	$45,705,812	$72,467,580
Cash	223,256	209,291	180,467
Receivable for dividends, interest and other receivables	51,867	0	0
Receivable for investments sold	408,042	0	19,533
Receivable for fund shares issued	462,286	533,531	123,426
Variation margin on future contracts	203,250	0	0

TOTAL ASSETS	162,698,856	46,448,634	72,791,006

LIABILITIES
Payable for investment purchased	0	9,291	0
Payable for fund shares redeemed	223,502	6,500	190,819
Payable to investment adviser and affiliates	93,869	35,116	39,361
Payable to other related parties (1)	70,572	9,465	32,283
Accrued expenses and other liabilities	81,705	18,390	78,284

TOTAL LIABILITIES	469,648	78,762	340,747

TOTAL NET ASSETS	$162,229,208	$46,369,872	$72,450,259

NET ASSETS CONSIST OF:

Paid-in capital	$186,696,169	$64,579,552	$108,109,357
Undistributed net investment income (loss)	1,130,931	0	0
Undistributed net realized gain (loss) on investments	(26,719,962)	(11,246,637)	(26,567,896)
Net unrealized appreciation (depreciation) on investments	(1,776,180)	(6,963,043)	(9,091,202)
Net unrealized appreciation (depreciation) of futures	2,898,250	0	0

TOTAL NET ASSETS	$162,229,208	$46,369,872	$72,450,259

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets	$162,229,208	$46,369,872	$72,450,259
Shares outstanding	16,753,277	5,273,120	7,690,519
Net asset value per share	$9.68	$8.79	$9.42
Maximum offering price per share (2)	$9.83	$8.92	$9.56

INVESTMENTS AT COST	$163,126,335	$52,668,855	$81,558,782

(1)	Other related parties include the Portfolios’ trustees and distributor.
(2)	Maximum offering price is computed as 100/98.5 of net asset value

The accompanying notes are an integral part of these financial statements.

WEALTHBUILDER PORTFOLIOS	STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED MAY 31, 2003

	WealthBuilder Growth Balanced Portfolio	WealthBuilder Growth & Income Portfolio	WealthBuilder Growth Portfolio

INVESTMENT INCOME
Dividends	$3,385,604	$297,092	$582,979
Interest	45,509	8,465	20,567
Expenses allocated from affiliated Master Portfolios	(318,406)	(155,079)	(283,891)

TOTAL INVESTMENT INCOME	3,112,707	150,478	319,655

EXPENSES
Advisory fees	524,568	152,732	262,312
Administration fees	293,042	84,496	143,005
Portfolio accounting fees	26,033	18,969	23,639
Transfer agent	49,288	33,074	73,025
Distribution fees	749,383	218,188	374,731
Legal and audit fees	25,619	25,619	25,619
Registration fees	33,805	20,650	29,848
Trustees’ fees	4,577	4,577	4,577
Shareholder reports	9,635	5,340	9,974
Other	2,956	1,892	3,118

TOTAL EXPENSES	1,718,906	565,537	949,848

LESS:
Waived fees and reimbursed expenses (Note 7)	(992)	(18,862)	(13,052)
Net expenses	1,717,914	546,675	936,796

NET INVESTMENT INCOME (LOSS)	1,394,793	(396,197)	(617,141)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
Financial futures transactions	(8,142,431)	0	0
Non-affiliated Underlying Funds	(13,542,374)	(5,625,264)	(8,889,718)
Affiliated Underlying Funds	(2,237,887)	(1,364,916)	(603,397)
Allocations from affiliated Master Portfolios	(557,709)	(320,905)	(853,085)

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	(24,480,401)	(7,311,085)	(10,346,200)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Financial futures transactions	2,898,250	0	0
Non-affiliated Underlying Funds	3,516,174	(664,608)	(3,792,777)
Affiliated Underlying Funds	2,257,537	333,359	(1,865,370)
Allocations from affiliated Master Portfolios	1,234,510	443,088	(8,305)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	9,906,471	111,839	(5,666,452)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(14,573,930)	(7,199,246)	(16,012,652)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,179,137)	$(7,595,443)	$(16,629,793)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WEALTHBUILDER PORTFOLIOS

	WEALTHBUILDER GROWTH BALANCED PORTFOLIO		WEALTHBUILDER GROWTH & INCOME PORTFOLIO		WEALTHBUILDER GROWTH PORTFOLIO
	For the Year Ended May 31, 2003	For the Year Ended May 31, 2002	For the Year Ended May 31, 2003	For the Year Ended May 31, 2002	For the Year Ended May 31, 2003	For the Year Ended May 31, 2002

INCREASE (DECREASE) IN NET ASSETS
Beginning Net Assets	$159,693,407	$78,469,035	$54,217,580	$43,550,361	$100,476,459	$81,402,980

OPERATIONS:
Net investment income (loss)	1,394,793	1,136,419	(396,197)	(382,865)	(617,141)	(584,495)
Net realized gain (loss) on sale of investments	(24,480,401)	(1,069,977)	(7,311,085)	(2,461,165)	(10,346,200)	(2,106,973)
Net change in unrealized appreciation (depreciation) of investments	9,906,471	(7,257,045)	111,839	(4,347,501)	(5,666,452)	(8,598,653)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,179,137)	(7,190,603)	(7,595,443)	(7,191,531)	(16,629,793)	(11,290,121)

Distributions to shareholders:
From net investment income	(1,400,418)	(1,594,409)	0	(793,167)	0	(223,239)
From net realized gain (loss) on sale of investments	0	(685,290)	0	0	0	0

Total distribution to shareholders	(1,400,418)	(2,279,699)	0	(793,167)	0	(223,239)

Capital shares transactions:
Proceeds from shares sold	58,776,751	107,594,750	16,479,401	26,346,756	13,998,509	44,495,776
Reinvestment of dividends	1,344,209	2,181,603	0	770,824	0	220,077
Cost of shares redeemed	(43,005,604)	(19,081,679)	(16,731,666)	(8,465,663)	(25,394,916)	(14,129,014)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	17,115,356	90,694,674	(252,265)	18,651,917	(11,396,407)	30,586,839

INCREASE (DECREASE) IN NET ASSETS	2,535,801	81,224,372	(7,847,708)	10,667,219	(28,026,200)	19,073,479

ENDING NET ASSETS	$162,229,208	$159,693,407	$46,369,872	$54,217,580	$72,450,259	$100,476,459

Shares Issued and Redeemed:
Shares sold	6,313,126	9,870,870	1,989,568	2,462,328	1,556,091	3,866,445
Shares issued in reinvestment of dividends	147,715	198,108	0	72,582	0	19,104
Shares redeemed	(4,726,681)	(1,762,946)	(2,073,472)	(797,523)	(2,882,677)	(1,245,711)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING	1,734,160	8,306,032	(83,904)	1,737,387	(1,326,586)	2,639,838

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$1,130,931	$1,136,051	$0	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

WEALTHBUILDER PORTFOLIOS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income	Distributions From Net Realized Gains

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
June 1, 2002 to May 31, 2003	$10.63	0.08	(0.95)	(0.08)	0.00
June 1, 2001 to May 31, 2002	$11.69	0.00	(0.83)	(0.16)	(0.07)
June 1, 2000 to May 31, 2001	$12.72	0.07	(0.20)	(0.11)	(0.79)
June 1, 1999 to May 31, 2000	$11.83	0.21	1.05	(0.14)	(0.23)
June 1, 1998 to May 31, 1999	$10.80	0.10	1.01	(0.07)	(0.01)

WEALTHBUILDER GROWTH & INCOME PORTFOLIO

June 1, 2002 to May 31, 2003	$10.12	(0.08)	(1.25)	0.00	0.00
June 1, 2001 to May 31, 2002	$12.03	(0.10)	(1.62)	(0.19)	0.00
June 1, 2000 to May 31, 2001	$14.10	(0.06)	(1.33)	0.00	(0.68)
June 1, 1999 to May 31, 2000	$11.96	(0.06)	2.33	0.00	(0.13)
June 1, 1998 to May 31, 1999	$10.97	(0.04)	1.04	0.00	(0.01)

WEALTHBUILDER GROWTH PORTFOLIO

June 1, 2002 to May 31, 2003	$11.14	(0.08)	(1.64)	0.00	0.00
June 1, 2001 to May 31, 2002	$12.76	(0.07)	(1.52)	(0.03)	0.00
June 1, 2000 to May 31, 2001	$14.97	(0.10)	(1.87)	0.00	(0.24)
June 1, 1999 to May 31, 2000	$12.63	(0.08)	2.42	0.00	0.00
June 1, 1998 to May 31, 1999	$11.01	(0.07)	1.71	0.00	(0.02)

(1)	These ratios do not include expenses from the Underlying Funds.
(2)	During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 7).
(3)	Total return calculation does not include sales charge. Total return would have been lower had certain expenses not been reduced during the period shown.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	WEALTHBUILDER PORTFOLIOS

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)(1)			Total Return(3)	Portfolio Turnover Rate	Net Assets At End of Period (000’s omitted)
	Net Investment Income (Loss)	Net Expenses	Gross Expenses(2)

$9.68	0.93%	1.14%	1.14%	(8.10)%	48%	$162,229
$10.63	1.04%	1.25%	1.27%	(7.09)%	28%	$159,693
$11.69	1.51%	1.25%	1.52%	(1.28)%	29%	$78,469
$12.72	1.95%	1.25%	1.76%	10.72%	70%	$33,749
$11.83	1.28%	1.25%	1.85%	10.26%	59%	$23,336

$8.79	(0.90)%	1.25%	1.29%	(13.14)%	30%	$46,370
$10.12	(0.83)%	1.25%	1.32%	(14.36)%	30%	$54,218
$12.03	(0.63)%	1.25%	1.78%	(10.38)%	14%	$43,550
$14.10	(0.59)%	1.25%	2.12%	19.02%	63%	$21,109
$11.96	(0.38)%	1.25%	1.95%	9.11%	32%	$10,657

$9.42	(0.82)%	1.25%	1.26%	(15.44)%	7%	$72,450
$11.14	(0.69)%	1.25%	1.30%	(12.46)%	73%	$100,476
$12.76	(1.00)%	1.25%	1.69%	(13.35)%	49%	$81,403
$14.97	(0.99)%	1.25%	1.98%	18.53%	32%	$41,496
$12.63	(0.84)%	1.25%	2.00%	14.94%	31%	$12,942

WEALTHBUILDER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) was organized on March 10, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the Wells Fargo WealthBuilder Growth Balanced Portfolio, the Wells Fargo WealthBuilder Growth and Income Portfolio, and the Wells Fargo WealthBuilder Growth Portfolio (each, a “Portfolio”, collectively, the “Portfolios”), each a diversified series of the Trust.

The Portfolios each seek to achieve their investment objectives by allocating their assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and non-affiliated funds (“Underlying Funds”). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Investor Services or from the servicing agent of the non-affiliated funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Portfolio determines its net asset value as of 4:00 p.m. (Eastern Time) on each Portfolio business day. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date. The Portfolios’ investments in the Underlying Funds structured as partnerships (the “Master Portfolios”) are valued daily based upon each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Short-term securities that mature in sixty days or less are valued at amortized cost which approximates value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily. Each Portfolio records its pro rata share of the Master Portfolio’s net investment income, and realized and unrealized gain and loss daily.

Dividend income is recognized on the ex-dividend date for each Underlying Fund.

REPURCHASE AGREEMENTS

Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared and distributed at least annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax treatment; temporary differences do not require reclassifications.

NOTES TO FINANCIAL STATEMENTS	WEALTHBUILDER PORTFOLIOS

On the Statements of Asset and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

Portfolio Name	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Paid-in-Capital
Wells Fargo WealthBuilder Growth Balanced Portfolio	$505	$(505)	$0
Wells Fargo WealthBuilder Growth and Income Portfolio	396,197	(239)	(395,958)
Wells Fargo WealthBuilder Growth Portfolio	617,141	(1,154)	(615,987)

EXPENSE ALLOCATIONS

The Trust accounts separately for the assets and liabilities and the operations of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios.

FEDERAL INCOME TAXES

Each Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each Portfolio of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at May 31, 2003.

The following Portfolios had estimated net capital loss carryforwards at May 31, 2003, which are available to offset future net realized capital gains:

Portfolio Name	Year Expires	Capital Loss Carryforwards
Wells Fargo WealthBuilder Growth Balanced Portfolio	2010	$3,097
	2011	7,625,592
Wells Fargo WealthBuilder Growth and Income Portfolio	2009	93,617
	2010	946,811
	2011	3,883,025
Wells Fargo WealthBuilder Growth Portfolio	2010	13,652,568
	2011	4,153,365

For tax purposes, the following Portfolios have a current year deferred post-October capital loss. These losses will be realized for tax purposes on the first day of the succeeding year.

Portfolio Name	Deferred Post-October Capital Loss
Wells Fargo WealthBuilder Growth Balanced Portfolio	4,391,525
Wells Fargo WealthBuilder Growth and Income Portfolio	2,836,837
Wells Fargo WealthBuilder Growth Portfolio	5,395,926

FUTURES CONTRACTS

Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the “SEC”) for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with

WEALTHBUILDER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On May 31, 2003, the WealthBuilder Growth Balanced Portfolio held the following long and short futures contracts:

Contracts	Portfolio Name	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Long 100	WealthBuilder Growth Balanced Fund	S & P 500 Index	June 2003	21,035,000	3,047,500
Short 199	WealthBuilder Growth Balanced Fund	20 Year Treasury Bond	September 2003	23,575,281	(149,250)

3. ADVISORY FEES

The Trust has entered into an advisory contract on behalf of the Portfolios with Wells Fargo Funds Management, LLC (“Funds Management”). The Portfolios’ adviser is responsible for implementing the investment policies and guidelines for the Portfolios, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Portfolios.

Pursuant to the advisory contract, Funds Management is entitled to receive an annual investment advisory fee of 0.35% of each Portfolio’s average daily net assets for providing advisory services including the determination of the asset allocations of each Portfolio’s investments in the various Underlying Funds. Funds Management also acts as adviser to, and is entitled to receive a fee from each Master Portfolio or affiliated fund.

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, acts as sub-adviser for the Portfolios. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Portfolios, an annual sub-advisory fee of 0.05% of each Portfolio’s average daily net assets.

4. DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (“Plan”) for the Portfolios pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes the payment of all or part of the cost of preparing, printing, and distributing prospectuses and distribution related services. Distribution fees are charged to the Portfolios and paid to Stephens, Inc. (“Stephens”) at an annual rate not to exceed 0.75% of average daily net assets of each Portfolio. The distribution fees paid on behalf of the Portfolios for the period ended May 31, 2003 are disclosed on the Statement of Operations.

5. ADMINISTRATION AND TRANSFER AGENT FEES

Through February 28, 2003, the Trust had entered into an Administration Agreement with Funds Management on behalf of the Portfolios. Under the Administration Agreement, Funds Management acted as administrator of the Portfolios and was entitled to receive, on a monthly basis, fees at an annual rate of 0.15% of the average daily net assets of the Portfolios.

The Trust had also entered into an agreement with Boston Financial Data Services (“BFDS”) as the transfer agent for the Trust. Under the agreement, BFDS was entitled to receive from the Portfolios a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee.

Effective March 1, 2003, the Trust has entered into a new Administration Agreement with Funds Management on behalf of the Portfolios. Under this Agreement, for providing administrative services, which now includes paying the Portfolios’ fees and expenses for services provided by the Portfolios’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive an annual fee of 0.33% of each Portfolio’s average daily net assets.

6. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Effective the first quarter of 2003, PFPC Inc. (“PFPC”) serves as fund accountant for all of the Portfolios. PFPC is entitled to receive an annual asset based fee and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant for all of the Portfolios and was entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Portfolios, and was reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

NOTES TO FINANCIAL STATEMENTS	WEALTHBUILDER PORTFOLIOS

The Trust has entered into a contract on behalf of each Portfolio with Wells Fargo Bank Minnesota, N.A. (“WFB, MN”), whereby WFB, MN is responsible for providing custody services for the Portfolios. Pursuant to the contract, WFB, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Portfolio. Currently, the Portfolios are not charged for custody services.

7. WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended May 31, 2003 were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration and custody fees collected.

8. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Portfolio for the period ended May 31, 2003 were as follows:

Portfolio Name	Purchases at Cost	Sales Proceeds
Wells Fargo WealthBuilder Growth Balanced Portfolio*	$78,802,050	$70,959,439
Wells Fargo WealthBuilder Growth and Income Portfolio*	14,304,558	13,066,092
Wells Fargo WealthBuilder Growth Portfolio*	4,210,645	15,200,467
*	The Portfolios seek to achieve their investment objective by investing a portion of their investable assets in a number of affiliated Master Portfolios (“Masters”). Since the Portfolio has an indirect interest in the securities held in the Masters, the purchases and sales disclosed for this portion of the investable assets are calculated by aggregating the results of multiplying the Portfolio’s ownership percentage of the respective Masters by the corresponding Masters’ purchases and sales.

Purchases and sales of the non-affiliated funds in which the Portfolios invest are actual aggregate purchases and sales of those funds.

9. BANK BORROWINGS

All of the funds in the Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $225 million, collectively. Interest is charged to each fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the period ended May 31, 2003.

10. DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during the years ended 5/31/2003 and 5/31/2002 was as follows:

	Ordinary Income		Capital Gain		Total
Portfolio Name	2003	2002	2003	2002	2003	2002
Wells Fargo WealthBuilder Growth Balanced Portfolio	$1,400,418	$1,782,440	$0	$497,259	$1,400,418	$2,279,699
Wells Fargo WealthBuilder Growth and Income Portfolio	0	793,167	0	0	0	793,167
Wells Fargo WealthBuilder Growth Portfolio	0	223,239	0	0	0	223,239

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Portfolio Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation (Depreciation)	Capital Loss Carryforward*	Total
Wells Fargo WealthBuilder Growth Balanced Portfolio	$1,130,931	$0	$(13,374,295)	$(12,020,214)	$(24,263,578)
Wells Fargo WealthBuilder Growth and Income Portfolio	0	0	(10,352,000)	(7,760,290)	(18,112,290)
Wells Fargo WealthBuilder Growth Portfolio	0	0	(12,503,503)	(23,201,859)	(35,705,362)
*	This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

WEALTHBUILDER PORTFOLIOS	INDEPENDENT AUDITORS’ REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS

WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of WealthBuilder Growth Balanced Portfolio, WealthBuilder Growth and Income Portfolio, and WealthBuilder Growth Portfolio, three of the portfolios constituting the Wells Fargo Funds Trust (collectively the “Funds”), as of May 31, 2003, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of May 31, 2003, the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

San Francisco, California

July 18, 2003

TAX INFORMATION	WEALTHBUILDER PORTFOLIOS

TAX INFORMATION (UNAUDITED)

For the year ended May 31, 2003, the Wells Fargo WealthBuilder Growth Balanced Portfolio designated 19.76% of its ordinary income distributions paid during the year as qualifying for the corporate dividends-received deduction, pursuant to Section 854(b)(2) of the Internal Revenue Code.

WEALTHBUILDER PORTFOLIOS	BOARD OF TRUSTEES

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of the Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Portfolio. Each of the Trustees listed below acts in identical capacities for each of the 90 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 20th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Robert C. Brown 71	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 58	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 60	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994-1999.	None

Peter G. Gordon 60	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 69	Trustee since 1987	Retired. Prior thereto, President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 62	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

BOARD OF TRUSTEES	WEALTHBUILDER PORTFOLIOS

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 44	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	None

Stacie D. DeAngelo 34	Treasurer, since 2003	Vice President of Wells Fargo Bank, N.A. Vice President of Operations for Wells Fargo Funds Management, LLC. Prior thereto, Operations Manager at Scudder Weisel Capital, LLC (2000 to 2001), Director of Shareholder Services at BISYS Fund Services (1999 to 2000) and Assistant Vice President of Operations with Nicholas-Applegate Capital Management (1993 to 1999).	None

C. David Messman 42	Secretary, since 2000	Vice President and Counsel of Wells Fargo Bank, N.A. since January 1996. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Portfolios’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

WEALTHBUILDER FUNDS	LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SFMR	— Single Family Mortgage Revenue

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

More information about Wells Fargo Funds® is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds

PO Box 8266

Boston, MA 02266-8266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

ITEM 2. CODE OF ETHICS

Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable pursuant to SEC Release No. 34-47265 (January 28, 2003).

ITEMS 5-6. [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR

                CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WELLS FARGO FUNDS TRUST

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch President

Date: July 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WELLS FARGO FUNDS TRUST

By:	/s/ STACIE D. DEANGELO
Stacie D. DeAngelo Treasurer

Date: July 28, 2003